DERIVATIVE LIABILITIES (Details - Fair value) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Offsetting Assets [Line Items]
Derivative liability, beginning balance	$ 210,929	$ 24,336
Issuance of convertible note		127,049
Fair value of expired warrant		(1,258)
Change in fair value of derivative liability	(195,252)	61,031
Foreign exchange effect on derivative liability	(987)	(229)
Derivative liability, ending balance	14,690	210,929
Warrant [Member]
Offsetting Assets [Line Items]
Derivative liability, beginning balance	40,434	24,336
Issuance of convertible note		0
Fair value of expired warrant		(1,258)
Change in fair value of derivative liability	(24,757)	17,585
Foreign exchange effect on derivative liability	(987)	(229)
Derivative liability, ending balance	14,690	40,434
Convertible Note [Member]
Offsetting Assets [Line Items]
Derivative liability, beginning balance	170,495	0
Issuance of convertible note		127,049
Fair value of expired warrant		0
Change in fair value of derivative liability	(170,495)	43,446
Foreign exchange effect on derivative liability	0	0
Derivative liability, ending balance	$ 0	$ 170,495